UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-07584_____________

_ Rydex Series Funds _

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: ___301-296-5100_____

Date of fiscal year end: ___ December 31___

Date of reporting period: _September 30, 2013__

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 94.5%
Credit Suisse Group issued 09/30/13 at 0.01% due 10/01/13	$16,748,581	$16,748,581
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	373,375	373,375
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	42,144	42,144
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	32,887	32,887
Total Repurchase Agreements
(Cost $17,196,987)		17,196,987
Total Investments - 94.5%
(Cost $17,196,987)		$17,196,987
Other Assets & Liabilities, net - 5.5%		1,003,742
Total Net Assets - 100.0%		$18,200,729

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2013 Gas Oil Futures Contracts (Aggregate Value of Contracts $365,300)	4	$15,793
December 2013 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $265,620)	2	6,534
December 2013 Wheat Futures Contracts (Aggregate Value of Contracts $135,900)	4	6,087
November 2013 LME Copper Futures Contracts (Aggregate Value of Contracts $182,359)	1	2,620
March 2014 Sugar #11 Futures Contracts (Aggregate Value of Contracts $60,782)	3	2,375
December 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $105,480)	2	2,350
December 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $37,025)	1	1,772
November 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $91,243)	2	1,453
December 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $43,570)	1	(453)
December 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $69,200)	2	(724)
November 2013 Soybean Futures Contracts (Aggregate Value of Contracts $128,125)	2	(1,482)
November 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $106,650)	3	(3,099)
December 2013 Corn Futures Contracts (Aggregate Value of Contracts $132,675)	6	(3,808)
November 2013 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $248,934)	2	(14,740)
November 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $220,374)	2	(14,992)
December 2013 Brent Crude Futures Contracts (Aggregate Value of Contracts $858,000)	8	(33,453)
November 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $2,148,720)	21	(43,143)
October 2013 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $12,962,150)	82	(315,158)
(Total Aggregate Value of Contracts $18,162,107)		$(392,068)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Managed Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 30.6%
KKR Financial CLO 2007-A Corp.
2007-AA, 1.02% due 10/15/17[1,2]	$2,882,029	$2,861,581
Emporia Preferred Funding II Corp.
2006-2A, 0.55% due 10/18/18[1,2]	1,036,599	1,028,071
2006-2X, 0.56% due 10/18/18[1]	829,279	820,763
Geer Mountain Financing Ltd.
2007-1A, 0.57% due 04/01/14[1,2]	1,400,000	1,389,500
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,2]	812,184	787,721
Newcastle CDO Ltd.
2007-9A, 0.43% due 05/25/52	810,362	786,742
Acis CLO 2013-1 Ltd.
2013-1A, 1.27% due 04/18/24[1,2]	600,000	599,734
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/41[1,2]	453,618	408,948
FM Leveraged Capital Fund II
2006-2A, 1.86% due 11/15/20[1,2]	350,000	345,927
NewStar Trust 2005-1
2005-1A, 0.77% due 07/25/18[1,2]	240,717	240,609
Gleneagles CLO Ltd.
2005-1A, 0.54% due 11/01/17[1,2]	136,044	134,519
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.46% due 03/25/38[1,2]	63,882	61,190
Total Asset Backed Securities
(Cost $9,488,100)		9,465,305
CORPORATE BONDS†† - 26.9%
Financials - 19.5%
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	980,000	1,020,379
JPMorgan Chase & Co.
0.88% due 02/26/16[1]	1,000,000	1,001,722
Nomura Holdings, Inc.
1.70% due 09/13/16[1]	800,000	808,118
Ford Motor Credit Company LLC
8.00% due 06/01/14	340,000	355,659
8.70% due 10/01/14	300,000	322,286
Bank of America Corp.
4.50% due 04/01/15	600,000	630,113
Morgan Stanley
4.20% due 11/20/14	600,000	620,734
Macquarie Group Ltd.
7.30% due 08/01/14[2]	480,000	504,053
Citigroup, Inc.
1.23% due 07/25/16[1]	400,000	403,552
Mack-Cali Realty, LP
5.13% due 02/15/14	200,000	202,805
WEA Finance LLC / WT Finance Aust Pty Ltd.
5.75% due 09/02/15[2]	144,000	156,632
Total Financials		6,026,053
Materials - 4.4%
Glencore Funding LLC
1.42% due 05/27/16[1,2]	675,000	660,988
Rio Tinto Finance USA plc
1.09% due 06/17/16[1]	450,000	452,183
Anglo American Capital plc
9.38% due 04/08/14[2]	225,000	234,403
Total Materials		1,347,574
Energy - 2.0%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[2]	568,700	602,822
Industrials - 1.0%
International Lease Finance Corp.
2.20% due 06/15/16[1]	300,000	298,500
Total Corporate Bonds
(Cost $8,267,100)		8,274,949
U.S. GOVERNMENT SECURITIES† - 24.3%
U.S. Treasury Bills
% due 10/03/13	3,778,000	3,777,997
% due 10/10/13	3,667,000	3,666,985
% due 10/31/13	30,000	29,999
Total U.S. Treasury Bills		7,474,981
Total U.S. Government Securities
(Cost $7,474,995)		7,474,981
MORTGAGE BACKED SECURITIES†† - 7.5%
COMM 2007-FL14 Mortgage Trust
2007-FL14,0.36% due 06/15/22[1,2]	1,689,626	1,665,471
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.31% due 12/15/20[1,2]	372,141	367,908
Banc of America Large Loan Trust
2007- BMB1,1.28% due 08/15/29[1,2]	270,000	267,365
Total Mortgage Backed Securities
(Cost $2,297,635)		2,300,744
COMMERCIAL PAPER†† - 4.9%
American Water Capital Corp.
0.26% due 10/01/13	300,000	300,000
BAT International Finance plc
0.21% due 10/02/13[2]	300,000	299,999
Nissan Motor Acceptance Corp.
0.24% due 10/02/13[2]	300,000	299,998
VW Credit Canada, Inc.
0.22% due 10/09/13	300,000	299,985

Managed Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
COMMERCIAL PAPER†† (continued)4.9%
Aon Corp.
0.22% due 10/15/13	$300,000	$299,974
Total Commercial Paper
(Cost $1,499,956)		1,499,956
REPURCHASE AGREEMENTS††,3 - 0.5%
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	122,969	122,969
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	13,880	13,880
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	10,831	10,831
Total Repurchase Agreements
(Cost $147,680)		147,680
	Contracts
OPTIONS PURCHASED† - 5.7%
Call options on:
Gold Futures Expiring May 2015 with strike price of $1,425	40	401,200
Gold Futures Expiring November 2014 with strike price of $1,415	40	310,800
Silver Futures Expiring June 2015 with strike price of $23.50	15	213,750
Silver Futures Expiring November 2014 with strike price of $23.50	15	166,050
Total Call options		1,091,800
Put options on:
Gold Futures Expiring November 2013 with strike price of $1,450	50	654,000
Total Put options		654,000
Total Options Purchased
(Cost $1,945,092)		1,745,800
Total Long Investments - 100.4%
(Cost $31,120,558)		$30,909,415
OPTIONS WRITTEN† - (1.5)%
Call options on:
Silver Futures Expiring November 2014 with strike price of $28.25	15	(77,400)
Gold Futures Expiring November 2014 with strike price of $1,700	40	(87,600)
Silver Futures Expiring June 2015 with strike price of $28.25	15	(117,000)
Gold Futures Expiring May 2015 with strike price of $1,710	40	(143,600)
Total Call options		(425,600)
Put options on:
Gold Futures Expiring November 2013 with strike price of $1,150	50	(28,500)
Total Options Written
(Premiums received $691,408)		(454,100)
Other Assets & Liabilities, net - 1.1%		344,218
Total Net Assets - 100.0%		$30,799,533

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2013 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $4,913,969)	37	$242,250
November 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $3,839,399)	108	159,556
December 2013 Wheat Futures Contracts (Aggregate Value of Contracts $1,053,225)	31	43,785
December 2013 Soybean Meal Futures Contracts (Aggregate Value of Contracts $851,130)	21	35,450
March 2014 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,256,170)	62	34,325
December 2013 Copper Futures Contracts (Aggregate Value of Contracts $2,237,288)	27	29,421
December 2013 Silver Futures Contracts (Aggregate Value of Contracts $325,425)	3	28,851
December 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,107,540)	21	25,702
December 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $407,275)	11	19,213
December 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $697,120)	16	10,779
November 2013 LME Zinc Futures Contracts (Aggregate Value of Contracts $808,818)	17	(5,163)

Managed Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
December 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $657,400)	19	$(6,608)
November 2013 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $1,120,203)	9	(13,102)
November 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $3,376,559)	33	(18,796)
November 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,505,501)	33	(19,536)
November 2013 LME Nickel Futures Contracts (Aggregate Value of Contracts $584,745)	7	(19,954)
November 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $1,101,870)	10	(39,212)
January 2014 Brent Crude Futures Contracts (Aggregate Value of Contracts $1,916,100)	18	(41,055)
November 2013 Soybean Futures Contracts (Aggregate Value of Contracts $1,729,688)	27	(43,427)
December 2013 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $640,688)	15	(49,113)
December 2013 Corn Futures Contracts (Aggregate Value of Contracts $1,525,763)	69	(54,383)
December 2013 Soybean Oil Futures Contracts (Aggregate Value of Contracts $764,088)	31	(116,269)
(Total Aggregate Value of Contracts $32,419,964)		$202,714

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $12,917,439 (cost $12,956,452), or 41.9% of total net assets.
[3]	Repurchase Agreements — See Note 3.

plc — Public Limited Company

Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 7.9%
Guggenheim Enhanced Short Duration ETF	140,000	$7,025,200
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	262,000	6,998,020
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	262,000	6,993,304
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	243,600	6,494,376
Total Exchange Traded Funds
(Cost $27,539,508)		27,510,900

	Face Amount	Value
ASSET BACKED SECURITIES†† - 22.6%
KKR Financial CLO 2007-A Corp.
2007-AA, 1.02% due 10/15/17[1,2]	17,292,176	17,169,485
Emporia Preferred Funding II Corp.
2006-2A, 0.55% due 10/18/18[1,2]	7,878,153	7,813,337
2006-2X, 0.56% due 10/18/18[1]	3,317,117	3,283,052
Geer Mountain Financing Ltd.
2007-1A, 0.57% due 04/01/14[1,2]	9,000,000	8,932,500
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/21[1,2]	4,858,147	4,724,548
Newcastle CDO Ltd.
2007-9A, 0.43% due 05/25/52	4,862,171	4,720,455
Apidos CDO VIII
2011-8A, 3.37% due 10/17/21[1,2]	4,700,000	4,700,020
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,2]	4,737,741	4,595,039
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/41[1,2]	3,492,859	3,148,902
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/21[1,2]	2,785,603	2,722,126
Salus CLO Ltd.
2013-1AN, 2.50% due 03/05/21[1,2]	2,700,000	2,714,930
Garrison Funding Ltd.
2013-2A, 2.05% due 09/25/23[1,2]	2,500,000	2,491,854
Acis CLO 2013-1 Ltd.
2013-1A, 1.27% due 04/18/24[1,2]	2,400,000	2,398,936
FM Leveraged Capital Fund II
2006-2A, 1.86% due 11/15/20[1,2]	2,350,000	2,322,654
Bristol Bay Funding Ltd.
2004-1A, 1.02% due 02/01/16[1,2]	2,112,148	2,106,867
TICC CLO LLC
2011-1A, 2.52% due 07/25/21[1,2]	2,000,000	1,993,026
GreenPoint Mortgage Funding Trust 2005-HE4
2005-HE4, 0.88% due 07/25/30[1]	2,000,000	1,750,198
NewStar Trust 2005-1
2005-1A, 0.77% due 07/25/18[1,2]	722,150	721,827
Gleneagles CLO Ltd.
2005-1A, 0.54% due 11/01/17[1,2]	544,174	538,077
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.46% due 03/25/38[1,2]	383,295	367,140
Total Asset Backed Securities
(Cost $79,342,142)		79,214,973
U.S. GOVERNMENT SECURITIES† - 17.8%
U.S. Treasury Bills
% due 10/10/13	52,311,000	52,310,791
% due 10/03/13	10,000,000	9,999,990
% due 10/31/13	201,000	200,994
Total U.S. Treasury Bills		62,511,775
Total U.S. Government Securities
(Cost $62,511,985)		62,511,775
CORPORATE BONDS†† - 14.2%
Financials - 9.4%
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	3,920,000	4,081,516
JPMorgan Chase & Co.
0.88% due 02/26/16[1]	4,000,000	4,006,887
Ford Motor Credit Company LLC
8.00% due 06/01/14	1,384,000	1,447,740
8.70% due 10/01/14	1,200,000	1,289,144
7.00% due 04/15/15	500,000	542,535
Nomura Holdings, Inc.
1.70% due 09/13/16[1]	3,200,000	3,232,474
Goldman Sachs Group, Inc.
1.47% due 04/30/18[1]	3,000,000	3,006,696
Citigroup, Inc.
1.23% due 07/25/16[1]	2,950,000	2,976,199
Bank of America Corp.
4.50% due 04/01/15	2,400,000	2,520,451
Morgan Stanley
4.20% due 11/20/14	2,400,000	2,482,934
Macquarie Group Ltd.
7.30% due 08/01/14[2]	1,920,000	2,016,211
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
8.00% due 01/15/18	1,450,000	1,518,875
Mack-Cali Realty, LP
5.13% due 02/15/14	1,300,000	1,318,231

Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 14.2% (continued)
Financials - 9.4% (continued)
WEA Finance LLC / WT Finance Aust Pty Ltd.
5.75% due 09/02/15[2]	$900,000	$978,951
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	750,000	753,750
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	750,000	747,188
Total Financials		32,919,782
Materials - 2.5%
Glencore Funding LLC
1.42% due 05/27/16[1,2]	4,350,000	4,259,703
Rio Tinto Finance USA plc
1.09% due 06/17/16[1]	3,000,000	3,014,552
Anglo American Capital plc
9.38% due 04/08/14[2]	1,387,000	1,444,963
Total Materials		8,719,218
Energy - 1.1%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[2]	3,683,625	3,904,643
Telecommunication Services - 0.6%
WPP Finance UK
8.00% due 09/15/14	1,919,000	2,045,639
Industrials - 0.6%
International Lease Finance Corp.
2.20% due 06/15/16[1]	2,000,000	1,990,000
Total Corporate Bonds
(Cost $49,597,844)		49,579,282
MORTGAGE BACKED SECURITES †† - 12.5%
Credit Suisse Mortgage Capital Certificates
2007-TF2A,0.36% due 04/15/22[1,2]	9,607,629	9,475,092
2006-TF2A,0.38% due 10/15/21[1,2]	3,000,000	2,972,334
COMM 2007-FL14 Mortgage Trust
2007-FL14,0.36% due 06/15/22[1,2]	6,754,444	6,657,882
2007-FL14,0.93% due 06/15/22[1,2]	2,512,975	2,463,318
Morgan Stanley Reremic Trust
2012-IO,1.00% due 03/27/51[2]	7,745,937	7,742,109
Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8
2007-WHL8,0.26% due 06/15/20[1,2]	4,272,657	4,217,305
Boca Hotel Portfolio Trust 2013-BOCA
2013-BOCA,3.23% due 08/15/26[1,2]	2,950,000	2,950,000
Banc of America Large Loan Trust 2007-BMB1
2007-BMB1,1.28% due 08/15/29[1,2]	1,937,000	1,918,093
GCCFC 2006-FL4A C
2006-FL4A,0.42% due 11/05/21	1,900,000	1,863,438
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.31% due 12/15/20[1,2]	1,626,999	1,608,494
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,6.33% due 09/10/47[1,2]	1,530,850	1,583,153
SRERS Funding Ltd.
2011-RS,0.43% due 05/09/46[1,2]	390,166	339,195
Total Mortgage Backed Securities
(Cost $43,572,762)		43,790,413
MUNICIPAL BONDS†† - 3.2%
New York - 3.1%
New York City Water & Sewer System Revenue Bonds
0.36% due 06/15/33[1]	6,000,000	6,000,000
City of New York New York General Obligation Unlimited
0.38% due 04/01/35[1]	3,000,000	3,000,000
0.36% due 11/01/26[1]	1,700,000	1,700,000
Total New York		10,700,000
Michigan - 0.1%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	675,000	679,307
Total Municipal Bonds
(Cost $11,375,000)		11,379,307
SENIOR FLOATING RATE INTERESTS†† - 1.0%
Consumer Discretionary - 1.0%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	3,000,000	3,008,250
Sears Holdings Corp.
5.50% due 06/30/18	500,000	495,940
Total Consumer Discretionary		3,504,190
Total Senior Floating Rate Interests
(Cost $3,495,000)		3,504,190
COMMERCIAL PAPER†† - 4.3%
American Water Capital Corp.
0.26% due 10/01/13	3,000,000	3,000,000
BAT International Finance plc
0.21% due 10/02/13[2]	3,000,000	2,999,982
Nissan Motor Acceptance Corp.
0.24% due 10/02/13[2]	3,000,000	2,999,978
VW Credit Canada, Inc.
0.22% due 10/09/13	3,000,000	2,999,853

Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
COMMERCIAL PAPER†† (continued)4.3%
Aon Corp.
0.22% due 10/15/13	$3,000,000	$2,999,743
Total Commercial Paper
(Cost $14,999,556)		14,999,556
REPURCHASE AGREEMENTS††,3 - 14.8%
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	$43,199,417	43,199,416
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	4,876,026	4,876,026
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	3,805,068	3,805,068
Total Repurchase Agreements
(Cost $51,880,510)		51,880,510
	Contracts	Value
OPTIONS PURCHASED† - 0.4%
Put options on:
December 2013 S&P 500 Emini 1640 Index Expiring with strike price of $640.00	625	992,188
December 2013 S&P 500 Emini 1660 Index Expiring with strike price of $660.00	210	401,625
Total Put options		1,393,813
Total Options Purchased
(Cost $3,210,026)		1,393,813
Total Investments - 98.7%
(Cost $347,524,333)		$345,764,719
Other Assets & Liabilities, net - 1.3%		4,586,349
Total Net Assets - 100.0%		$350,351,068

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2013 Euro Fx Futures Contracts (Aggregate Value of Contracts $28,751,250)	170	$346,866
December 2013 British Pound Futures Contracts (Aggregate Value of Contracts $15,371,000)	152	242,394
December 2013 Swiss Franc Futures Contracts (Aggregate Value of Contracts $14,246,188)	103	72,234
(Total Aggregate Value of Contracts $58,368,438)		$661,494
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2013 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $161,018,276)	1,078	311,906
December 2013 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $45,468,110)	270	307,752
December 2013 - Euro Bond Futures Contracts†† (Aggregate Value of Contracts $1,902,604)	10	3,658
(Total Aggregate Value of Contracts $206,486,386)		$623,316
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $13,245,280)	304	312,865
November 2013 Soybean Futures Contracts (Aggregate Value of Contracts $5,317,188)	83	78,769
October 2013 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $81,925)	1	2,497
November 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $1,322,244)	12	(34,846)
November 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $5,729,920)	56	(78,522)
December 2013 Brent Crude Futures Contracts (Aggregate Value of Contracts $7,078,500)	66	(132,243)
December 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $29,444,600)	851	(309,569)
(Total Aggregate Value of Contracts $62,219,657)		(161,049)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $14,899,410)	139	285,725

Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED† (continued)
October 2013 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $9,199,194)	74	$217,000
December 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $17,493,680)	272	214,146
December 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $16,267,580)	131	159,468
December 2013 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $16,689,928)	113	39,580
December 2013 Topix Index Futures Contracts†† (Aggregate Value of Contracts $15,695,481)	129	11,146
December 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $13,412,000)	160	1,218
December 2013 DAX Index Futures Contracts†† (Aggregate Value of Contracts $7,858,488)	27	(20,226)
October 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $11,435,590)	204	(26,628)
December 2013 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $20,224,451)	166	(92,962)
December 2013 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $11,327,001)	109	(177,617)
October 2013 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $13,256,828)	131	(204,037)
December 2013 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $16,272,360)	216	(205,390)
October 2013 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $5,504,106)	83	(209,250)
October 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $14,111,049)	96	(302,781)
October 2013 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $23,350,565)	815	(483,705)
(Total Aggregate Value of Contracts $226,997,711)		$(794,313)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2013 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $13,240,875)	310	1,057,239
December 2013 Corn Futures Contracts (Aggregate Value of Contracts $12,051,313)	545	591,958
November 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $16,424,100)	462	269,765
December 2013 Silver Futures Contracts (Aggregate Value of Contracts $2,603,400)	24	38,973
November 2013 Gas Oil Futures Contracts (Aggregate Value of Contracts $2,465,775)	27	15,587
November 2013 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $3,111,675)	25	8,659
January 2014 Platinum Futures Contracts (Aggregate Value of Contracts $281,360)	4	7,243
November 2013 LME Lead Futures Contracts (Aggregate Value of Contracts $6,634,688)	126	720
December 2013 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $3,585,870)	27	(9,236)
November 2013 LME Nickel Futures Contracts (Aggregate Value of Contracts $7,601,685)	91	(63,310)
December 2013 Copper Futures Contracts (Aggregate Value of Contracts $4,888,888)	59	(80,885)
December 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $6,803,460)	129	(170,560)

Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
March 2014 Sugar #11 Futures Contracts (Aggregate Value of Contracts $7,111,541)	351	$(174,846)
November 2013 LME Zinc Futures Contracts (Aggregate Value of Contracts $10,229,163)	215	(202,880)
November 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $12,591,465)	276	(231,525)
December 2013 Wheat Futures Contracts (Aggregate Value of Contracts $13,012,425)	383	(315,355)
December 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $14,958,100)	404	(604,747)
(Total Aggregate Value of Contracts $137,595,783)		$136,800
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2013 Australian Dollar Futures Contracts (Aggregate Value of Contracts $18,192,720)	196	(57,069)
December 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $23,449,800)	242	(119,926)
December 2013 Japanese Yen Futures Contracts (Aggregate Value of Contracts $55,210,225)	434	(996,726)
(Total Aggregate Value of Contracts $96,852,745)		$(1,173,721)
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2013 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $3,918,594)	31	(57,099)
December 2013 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $10,366,000)	73	(60,067)
December 2013 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $8,232,250)	68	(85,545)
December 2013 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $7,864,087)	44	(98,868)
December 2013 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $10,269,875)	77	(123,041)
December 2013 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $30,886,366)	304	(134,286)
December 2013 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $20,018,358)	159	(273,300)
December 2013 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $32,659,210)	298	(493,068)
December 2013 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $58,767,040)	40	(592,063)
(Total Aggregate Value of Contracts $182,981,780)		$(1,917,337)

Other Information (unaudited)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $130,739,862 (cost $130,847,987), or 37.3% of total net assets.
[3]	Repurchase Agreements — See Note 3.

plc — Public Limited Company

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 61.6%
Financials - 13.9%
NYSE Euronext[1]	52,849	$2,218,601
CapitalSource, Inc.[1]	129,127	1,534,030
Hudson City Bancorp, Inc.[1]	165,788	1,500,382
Colonial Properties Trust[1]	62,231	1,399,575
CapLease, Inc.[1]	88,574	751,993
Sterling Financial Corp.	23,288	667,201
StellarOne Corp.[1]	27,444	617,490
Virginia Commerce Bancorp, Inc.*,1	38,933	604,629
American Safety Insurance Holdings Ltd.*	15,248	460,489
Everest Re Group Ltd.[1]	1,824	265,228
Allstate Corp.[1]	4,824	243,852
Aspen Insurance Holdings Ltd.[1]	6,710	243,506
XL Group plc — Class A1	7,885	243,016
HCC Insurance Holdings, Inc.[1]	5,503	241,142
Arch Capital Group Ltd.*,1	4,360	236,007
BOK Financial Corp.[1]	3,679	233,065
MFA Financial, Inc.[1]	30,055	223,910
Axis Capital Holdings Ltd.[1]	5,164	223,653
American Capital Ltd.*,1	15,893	218,530
Protective Life Corp.[1]	5,009	213,132
Ares Capital Corp.[1]	11,781	203,693
Annaly Capital Management, Inc.[1]	17,130	198,365
Goldman Sachs Group, Inc.[1]	1,237	195,705
Roma Financial Corp.*,1	10,014	186,160
Hatteras Financial Corp.[1]	9,740	182,235
MPG Office Trust, Inc.*,1	57,899	181,224
Synovus Financial Corp.[1]	50,679	167,241
Douglas Emmett, Inc.[1]	6,864	161,098
Torchmark Corp.[1]	1,917	138,695
PartnerRe Ltd.[1]	1,484	135,845
Macerich Co.[1]	2,319	130,885
Regions Financial Corp.[1]	13,326	123,399
Wells Fargo & Co.[1]	2,876	118,837
Bank of America Corp.[1]	8,410	116,058
American Capital Agency Corp.[1]	4,978	112,353
SunTrust Banks, Inc.[1]	2,783	90,225
SLM Corp.[1]	3,401	84,685
Corrections Corporation of America[1]	2,412	83,335
Extra Space Storage, Inc.[1]	1,453	66,475
Morgan Stanley[1]	897	24,174
Eastern Insurance Holdings, Inc.	800	19,528
Discover Financial Services[1]	371	18,750
Ocwen Financial Corp.*,1	278	15,504
National Retail Properties, Inc.[1]	154	4,900
People's United Financial, Inc.[1]	310	4,458
Total Financials		15,103,258
Consumer Discretionary - 11.3%
rue21, Inc.*,1	45,773	1,846,484
SHFL Entertainment, Inc.*,1	63,200	1,453,600
WMS Industries, Inc.*,1	50,945	1,322,023
Cooper Tire & Rubber Co.[1]	37,845	1,165,626
Saks, Inc.*,1	70,246	1,119,722
OfficeMax, Inc.[1]	58,828	752,410
Stewart Enterprises, Inc. — Class A1	56,940	748,192
Maidenform Brands, Inc.*,1	15,810	371,378
Thomson Reuters Corp.[1]	7,081	247,906
Liberty Interactive Corp. — Class A*,1	10,544	247,468
Comcast Corp. — Class A1	5,413	244,396
Chico's FAS, Inc.[1]	14,657	244,186
Service Corporation International[1]	12,863	239,509
Time Warner Cable, Inc.[1]	2,113	235,811
Foot Locker, Inc.[1]	6,834	231,946
Wyndham Worldwide Corp.[1]	3,772	229,979
Time Warner, Inc.[1]	2,504	164,789
Dillard's, Inc. — Class A1	1,979	154,956
Macy's, Inc.[1]	3,556	153,868
Abercrombie & Fitch Co. — Class A1	4,268	150,959
Six Flags Entertainment Corp.[1]	4,422	149,419
Fossil Group, Inc.*,1	959	111,474
Whirlpool Corp.[1]	742	108,658
American Eagle Outfitters, Inc.[1]	7,575	105,974
Lear Corp.[1]	1,391	99,554
PulteGroup, Inc.[1]	5,565	91,823
Brinker International, Inc.[1]	1,948	78,953
Hanesbrands, Inc.[1]	1,237	77,077
Newell Rubbermaid, Inc.[1]	2,504	68,860
Carter's, Inc.[1]	526	39,918
Delphi Automotive plc[1]	557	32,540
Murphy USA, Inc.*,1	703	28,394
Darden Restaurants, Inc.[1]	525	24,302
The Gap, Inc.[1]	464	18,690
Madison Square Garden Co. — Class A*,1	186	10,801
Total Consumer Discretionary		12,371,645
Health Care - 11.0%
Onyx Pharmaceuticals, Inc.*	13,938	1,737,650
Health Management Associates, Inc. — Class A*,1	135,740	1,737,472
Vanguard Health Systems, Inc.*,1	63,681	1,337,938
Life Technologies Corp.*,1	16,942	1,267,770
Hi-Tech Pharmacal Company, Inc.	26,484	1,142,786
Elan Corp. plc ADR*,1	73,160	1,139,833
Warner Chilcott plc — Class A1	33,425	763,761
MAKO Surgical Corp.*	10,188	300,648
Biogen Idec, Inc.*,1	1,113	267,966
Amgen, Inc.[1]	2,185	244,589
Cooper Companies, Inc.[1]	1,855	240,576
Cornerstone Therapeutics, Inc.*	24,886	234,177
United Therapeutics Corp.*,1	2,845	224,328
Pfizer, Inc.[1]	7,019	201,515
Medtronic, Inc.[1]	3,649	194,309
MEDNAX, Inc.*,1	1,794	180,117
Rochester Medical Corp.*	7,540	150,498
ResMed, Inc.	2,380	125,712
McKesson Corp.[1]	927	118,934

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 61.6% (continued)
Health Care - 11.0% (continued)
Jazz Pharmaceuticals plc*,1	927	$85,256
Omnicare, Inc.[1]	1,453	80,642
Abbott Laboratories[1]	1,855	61,567
Universal Health Services, Inc. — Class B1	618	46,344
Quest Diagnostics, Inc.[1]	618	38,186
Tenet Healthcare Corp.*,1	804	33,117
HCA Holdings, Inc.[1]	742	31,721
UnitedHealth Group, Inc.[1]	371	26,567
Zimmer Holdings, Inc.[1]	278	22,835
Cigna Corp.[1]	124	9,531
Agilent Technologies, Inc.[1]	124	6,355
Total Health Care		12,052,700
Information Technology - 9.3%
Sourcefire, Inc.*,1	32,954	2,501,868
Dell, Inc.[1]	93,923	1,293,321
Molex, Inc.[1]	19,328	744,514
Globecomm Systems, Inc.*	40,284	565,185
Volterra Semiconductor Corp.*	19,547	449,582
Spreadtrum Communications, Inc. ADR[1]	12,449	379,198
AsiaInfo-Linkage, Inc.*,1	25,776	297,455
KLA-Tencor Corp.[1]	4,174	253,988
Brocade Communications Systems, Inc.*,1	30,086	242,192
Western Digital Corp.[1]	3,649	231,347
Cisco Systems, Inc.[1]	9,307	217,970
Activision Blizzard, Inc.[1]	12,121	202,057
Cadence Design Systems, Inc.*,1	14,935	201,623
Fidelity National Information Services, Inc.[1]	4,236	196,719
Symantec Corp.[1]	7,081	175,255
Maxim Integrated Products, Inc.[1]	5,659	168,638
NeuStar, Inc. — Class A*,1	3,401	168,281
Computer Sciences Corp.[1]	3,247	168,000
Ebix, Inc.[2]	16,510	164,109
Alliance Data Systems Corp.*,1	711	150,355
AOL, Inc.[1]	4,174	144,337
DST Systems, Inc.[1]	1,855	139,886
QUALCOMM, Inc.[1]	1,917	129,129
Harris Corp.[1]	2,134	126,546
Active Network, Inc.*	7,865	112,548
CoreLogic, Inc.*,1	3,865	104,548
Intel Corp.[1]	4,360	99,931
EMC Corp.[1]	3,772	96,412
LSI Corp.[1]	11,348	88,741
Xerox Corp.[1]	8,101	83,359
NVIDIA Corp.[1]	5,133	79,869
Booz Allen Hamilton Holding Corp.[1]	2,937	56,743
Synopsys, Inc.*,1	1,237	46,635
CA, Inc.[1]	1,515	44,950
Trimble Navigation Ltd.*,1	1,391	41,327
EchoStar Corp. — Class A*,1	865	38,008
Total Information Technology		10,204,626
Utilities - 4.3%
N.V. Energy, Inc.[1]	110,564	2,610,417
American Water Works Company, Inc.[1]	5,751	237,401
Atmos Energy Corp.[1]	5,535	235,735
Pinnacle West Capital Corp.[1]	4,206	230,237
CMS Energy Corp.[1]	8,658	227,879
DTE Energy Co.[1]	3,433	226,509
Westar Energy, Inc.[1]	7,297	223,654
Great Plains Energy, Inc.[1]	8,906	197,713
SCANA Corp.[1]	4,082	187,935
NRG Energy, Inc.[1]	5,503	150,397
Integrys Energy Group, Inc.[1]	1,608	89,871
UGI Corp.[1]	1,608	62,921
OGE Energy Corp.[1]	835	30,135
Total Utilities		4,710,804
Industrials - 4.2%
National Technical Systems, Inc.*	19,852	453,618
URS Corp.[1]	5,225	280,844
Trinity Industries, Inc.[1]	5,875	266,430
TMS International Corp. — Class A	15,082	263,030
Ingersoll-Rand plc[1]	3,958	257,032
Southwest Airlines Co.[1]	17,624	256,606
FedEx Corp.[1]	2,165	247,048
Northrop Grumman Corp.[1]	2,536	241,578
Union Pacific Corp.[1]	1,444	224,311
Michael Baker Corp.[1]	5,537	224,082
Cintas Corp.[1]	4,236	216,884
Crane Co.[1]	3,433	211,713
Raytheon Co.[1]	2,412	185,893
Terex Corp.*,1	5,266	176,938
MRC Global, Inc.*,1	6,494	174,040
Oshkosh Corp.*,1	2,969	145,422
Air Lease Corp. — Class A1	5,102	141,121
AGCO Corp.[1]	2,196	132,682
L-3 Communications Holdings, Inc.[1]	1,299	122,756
Hertz Global Holdings, Inc.*,1	5,133	113,747
CNH Industrial N.V.*,1	6,393	79,910
Waste Connections, Inc.[1]	1,453	65,981
GATX Corp.[1]	835	39,679
Timken Co.[1]	495	29,898
Dun & Bradstreet Corp.[1]	278	28,870
Carlisle Companies, Inc.[1]	216	15,183
Ryder System, Inc.[1]	248	14,806
Triumph Group, Inc.[1]	186	13,061
Delta Air Lines, Inc.[1]	248	5,850
Total Industrials		4,629,013
Consumer Staples - 3.6%
Harris Teeter Supermarkets, Inc.[1]	30,722	1,511,216
Nash Finch Co.[1]	13,589	358,885
Coca-Cola Enterprises, Inc.[1]	7,138	287,020
Ingredion, Inc.[1]	3,649	241,454
JM Smucker Co.[1]	2,072	217,643
Molson Coors Brewing Co. — Class B1	4,236	212,351
Energizer Holdings, Inc.[1]	2,319	211,376

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 61.6% (continued)
Consumer Staples - 3.6% (continued)
Nu Skin Enterprises, Inc. — Class A1	2,072	$198,373
General Mills, Inc.[1]	3,741	179,269
Kroger Co.[1]	3,371	135,986
Dean Foods Co.*,1	6,663	128,596
CVS Caremark Corp.[1]	1,824	103,512
Flowers Foods, Inc.[1]	3,757	80,550
Tyson Foods, Inc. — Class A1	989	27,969
Green Mountain Coffee Roasters, Inc.*,1	186	14,011
Total Consumer Staples		3,908,211
Energy -2.1%
ConocoPhillips[1]	3,617	251,419
Chevron Corp.[1]	1,979	240,449
Hess Corp.[1]	3,061	236,738
Valero Energy Corp.[1]	5,844	199,573
HollyFrontier Corp.[1]	4,731	199,222
Murphy Oil Corp.[1]	2,814	169,741
Denbury Resources, Inc.*,1	8,998	165,653
Superior Energy Services, Inc.*,1	6,277	157,175
Unit Corp.*,1	2,969	138,029
Marathon Petroleum Corp.[1]	1,762	113,332
CVR Energy, Inc.[1]	2,597	100,036
Patterson-UTI Energy, Inc.[1]	4,390	93,858
Tesoro Corp.[1]	1,917	84,310
Helmerich & Payne, Inc.[1]	1,083	74,673
Phillips 66[1]	804	46,487
Golar LNG Ltd.[1]	340	12,808
Total Energy		2,283,503
Materials - 1.8%
Reliance Steel & Aluminum Co.[1]	4,020	294,545
LyondellBasell Industries N.V. — Class A1	3,556	260,406
CF Industries Holdings, Inc.[1]	1,205	254,050
Westlake Chemical Corp.[1]	2,412	252,440
Rock Tenn Co. — Class A1	2,072	209,832
Avery Dennison Corp.[1]	4,112	178,954
Greif, Inc. — Class A1	2,474	121,300
Crown Holdings, Inc.*,1	2,659	112,423
Cabot Corp.[1]	2,442	104,298
Commercial Metals Co.[1]	4,082	69,190
Zoltek Companies, Inc.*	2,500	41,725
Cytec Industries, Inc.[1]	154	12,529
Packaging Corporation of America[1]	216	12,331
NewMarket Corp.[1]	30	8,637
Total Materials		1,932,660
Telecommunication Services - 0.1%
Verizon Communications, Inc.[1]	1,608	75,029
CenturyLink, Inc.[1]	463	14,529
Total Telecommunication Services		89,558
Total Common Stocks
(Cost $61,422,736)		67,285,978
CLOSED-END FUNDS† - 13.6%
BlackRock Credit Allocation Income Trust	59,586	777,002
BlackRock Enhanced Equity Dividend Trust	101,635	764,295
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	63,823	740,347
AllianceBernstein Income Fund, Inc.	102,775	723,535
Cohen & Steers REIT and Preferred Income Fund, Inc.	44,447	689,373
Adams Express Co.	55,507	687,732
Eaton Vance Enhanced Equity Income Fund II	57,883	678,968
AllianzGI Equity & Convertible Income Fund	31,488	584,732
Nuveen Dividend Advantage Municipal Income Fund	44,214	561,076
BlackRock Income Opportunity Trust, Inc.	44,965	445,154
Western Asset/Claymore Inflation-Linked Securities & Income Fund	33,242	386,937
Zweig Total Return Fund, Inc.	28,300	370,730
Morgan Stanley Emerging Markets Debt Fund, Inc.	34,781	347,810
Tri-Continental Corp.	18,310	335,439
Eaton Vance Risk-Managed Diversified Equity Income Fund	30,312	327,673
Gabelli Dividend & Income Trust	16,280	323,646
Swiss Helvetia Fund, Inc.	19,884	282,750
Advent Claymore Convertible Securities and Income Fund II	40,562	281,906
Nuveen Maryland Premium Income Municipal Fund	22,997	279,414
BlackRock Global Opportunities Equity Trust	19,726	275,967
John Hancock Hedged Equity & Income Fund	16,140	268,408
General American Investors Company, Inc.	7,564	258,235
Gabelli Healthcare & WellnessRx Trust	23,317	232,237
Western Asset Worldwide Income Fund, Inc.	17,691	222,376
China Fund, Inc.	10,194	221,312
First Trust Enhanced Equity Income Fund	17,056	211,153
Madison Covered Call & Equity Strategy Fund	25,608	203,071
GDL Fund	17,845	201,292
BlackRock MuniYield Michigan Quality Fund II, Inc.	16,886	198,579
Central Europe Russia and Turkey Fund, Inc.	5,592	181,293
Royce Value Trust, Inc.	10,640	171,410
Morgan Stanley Income Securities, Inc.	9,535	158,567
Clough Global Allocation Fund	10,177	154,894

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
CLOSED-END FUNDS† - 13.6% (continued)
Putnam High Income Securities Fund	19,600	$154,252
Cohen & Steers Infrastructure Fund, Inc.	7,749	152,965
Royce Micro-Capital Trust, Inc.	12,738	149,162
MFS InterMarket Income Trust I	16,541	132,328
Lazard Global Total Return and Income Fund, Inc.	7,482	125,249
Clough Global Opportunities Fund	8,207	105,624
Morgan Stanley India Investment Fund, Inc.*	6,711	101,135
Ellsworth Fund Ltd.	11,985	94,082
Korea Equity Fund, Inc.	10,766	93,664
Bancroft Fund Ltd.	5,181	93,206
Eaton Vance Enhanced Equity Income Fund	7,631	92,030
Nuveen New Jersey Dividend Advantage Municipal Fund	6,998	88,035
Morgan Stanley Asia-Pacific Fund, Inc.	5,184	86,780
Delaware Investments National Municipal Income Fund	7,217	85,666
New Ireland Fund, Inc.*	7,249	85,393
Liberty All Star Equity Fund	15,676	84,807
Liberty All Star Growth Fund, Inc.	15,533	76,422
Helios Strategic Income Fund, Inc.	10,873	69,044
Madison Strategic Sector Premium Fund	5,719	66,112
Japan Smaller Capitalization Fund, Inc.	6,583	59,774
First Trust Dividend and Income Fund	6,406	53,554
Asia Tigers Fund, Inc.	4,362	50,599
DWS Global High Income Fund, Inc.	6,296	50,242
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	3,677	44,308
Korea Fund, Inc.*	923	35,868
European Equity Fund, Inc.	4,166	33,161
India Fund, Inc.	1,702	32,593
New Germany Fund, Inc.	1,565	32,223
Templeton Dragon Fund, Inc.	1,037	26,993
Greater China Fund, Inc.	545	6,208
Total Closed-End Funds
(Cost $14,298,681)		14,908,792

	Face Amount
REPURCHASE AGREEMENTS††,3 - 16.8%
HSBC Group issued 09/30/13 at 0.02% due 10/01/13	$15,299,175	15,299,175
Mizuho Financial Group, Inc. issued 09/30/13 at 0.03% due 10/01/13	1,726,856	1,726,856
Deutsche Bank issued 09/30/13 at 0.02% due 10/01/13	1,347,574	1,347,574
Total Repurchase Agreements
(Cost $18,373,605)		18,373,605
SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/13 at 0.06% due 10/01/13	63,607	63,607
RBS Securities, Inc. issued 09/30/13 at 0.07% due 10/01/13	59,393	59,393
Total Securities Lending Collateral
(Cost $123,000)		123,000
Total Long Investments - 92.1%
(Cost $94,218,022)		$100,691,375
	Shares
COMMON STOCKS SOLD SHORT† - (35.3)%
Telecommunication Services - (0.1)%
Level 3 Communications, Inc.*	3,074	(82,045)
Materials - (1.7)%
Newmont Mining Corp.	434	(12,195)
Royal Gold, Inc.	993	(48,320)
Southern Copper Corp.	1,956	(53,281)
Air Products & Chemicals, Inc.	528	(56,269)
Sealed Air Corp.	3,012	(81,896)
Silgan Holdings, Inc.	2,267	(106,549)
FMC Corp.	1,522	(109,158)
Praxair, Inc.	963	(115,762)
Compass Minerals International, Inc.	1,522	(116,083)
Alcoa, Inc.	14,378	(116,749)
EI du Pont de Nemours & Co.	2,049	(119,989)
Albemarle Corp.	1,926	(121,222)
Aptargroup, Inc.	2,018	(121,342)
Sigma-Aldrich Corp.	1,429	(121,894)
Ball Corp.	2,732	(122,613)
MeadWestvaco Corp.	3,291	(126,309)
Celanese Corp. — Class A	2,485	(131,183)
Tahoe Resources, Inc.*	8,167	(146,353)
Total Materials		(1,827,167)
Utilities - (1.8)%
Calpine Corp.*	1,460	(28,368)
Hawaiian Electric Industries, Inc.	2,889	(72,514)
ITC Holdings Corp.	808	(75,839)
TECO Energy, Inc.	5,900	(97,586)
NextEra Energy, Inc.	1,273	(102,044)
Pepco Holdings, Inc.	5,963	(110,077)
Aqua America, Inc.	4,463	(110,370)
Consolidated Edison, Inc.	2,018	(111,273)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (35.3)% (continued)
Utilities - (1.8)% (continued)
Questar Corp.	5,000	$(112,450)
Southern Co.	2,764	(113,822)
Duke Energy Corp.	1,708	(114,060)
FirstEnergy Corp.	3,168	(115,474)
Exelon Corp.	3,912	(115,952)
Ameren Corp.	3,416	(119,013)
MDU Resources Group, Inc.	4,275	(119,572)
CenterPoint Energy, Inc.	5,030	(120,569)
ONEOK, Inc.	2,298	(122,529)
AES Corp.	9,338	(124,102)
Dominion Resources, Inc.	2,009	(125,522)
Total Utilities		(2,011,136)
Energy - (2.0)%
FMC Technologies, Inc.*	1,429	(79,195)
Cobalt International Energy, Inc.*	4,224	(105,009)
Ultra Petroleum Corp.*	5,559	(114,349)
Range Resources Corp.	1,522	(115,505)
Southwestern Energy Co.*	3,229	(117,471)
SM Energy Co.	1,552	(119,799)
Devon Energy Corp.	2,081	(120,199)
Kosmos Energy Ltd.*	12,049	(123,864)
Dresser-Rand Group, Inc.*	1,988	(124,051)
Williams Companies, Inc.	3,447	(125,333)
Chesapeake Energy Corp.	4,907	(126,993)
Peabody Energy Corp.	7,390	(127,478)
McDermott International, Inc.*	17,794	(132,209)
SandRidge Energy, Inc.*	22,824	(133,749)
CONSOL Energy, Inc.	3,975	(133,758)
Concho Resources, Inc.*	1,242	(135,142)
Newfield Exploration Co.*	5,000	(136,850)
Laredo Petroleum Holdings, Inc.*	4,845	(143,800)
Total Energy		(2,214,754)
Consumer Staples - (2.3)%
Whole Foods Market, Inc.	901	(52,709)
Philip Morris International, Inc.	621	(53,772)
PepsiCo, Inc.	683	(54,299)
Hillshire Brands Co.	2,485	(76,389)
Altria Group, Inc.	2,298	(78,937)
Campbell Soup Co.	2,205	(89,766)
Mead Johnson Nutrition Co. — Class A	1,335	(99,137)
Monster Beverage Corp.*	1,926	(100,634)
Fresh Market, Inc.*	2,173	(102,805)
McCormick & Company, Inc.	1,677	(108,502)
Kellogg Co.	1,863	(109,414)
Sysco Corp.	3,509	(111,691)
Brown-Forman Corp. — Class B	1,661	(113,164)
Avon Products, Inc.	5,559	(114,515)
Coca-Cola Co.	3,044	(115,307)
Mondelez International, Inc. — Class A	3,727	(117,102)
Beam, Inc.	1,832	(118,439)
Colgate-Palmolive Co.	2,008	(119,074)
Church & Dwight Company, Inc.	1,988	(119,379)
Bunge Ltd.	1,584	(120,241)
Estee Lauder Companies, Inc. — Class A	1,770	(123,723)
Spartan Stores, Inc.	16,307	(359,732)
Total Consumer Staples		(2,458,731)
Information Technology - (3.5)%
Trulia, Inc.*	1	(47)
Red Hat, Inc.*	124	(5,721)
Ingram Micro, Inc. — Class A*	311	(7,169)
Hewlett-Packard Co.	839	(17,602)
MICROS Systems, Inc.*	372	(18,578)
F5 Networks, Inc.*	217	(18,610)
Marvell Technology Group Ltd.	1,770	(20,355)
Western Union Co.	1,397	(26,068)
Linear Technology Corp.	963	(38,193)
Equinix, Inc.*	217	(39,852)
Citrix Systems, Inc.*	621	(43,849)
National Instruments Corp.	2,081	(64,365)
FactSet Research Systems, Inc.	683	(74,515)
Fairchild Semiconductor International, Inc. — Class A*	5,527	(76,770)
Fortinet, Inc.*	3,850	(78,001)
Teradata Corp.*	1,677	(92,973)
Global Payments, Inc.	1,863	(95,162)
Juniper Networks, Inc.*	4,938	(98,069)
Microchip Technology, Inc.	2,485	(100,121)
Riverbed Technology, Inc.*	7,298	(106,478)
Diebold, Inc.	3,788	(111,216)
Rackspace Hosting, Inc.*	2,111	(111,376)
NetApp, Inc.	2,648	(112,858)
Solera Holdings, Inc.	2,143	(113,300)
VMware, Inc. — Class A*	1,429	(115,606)
Stratasys Ltd.*	1,150	(116,449)
ON Semiconductor Corp.*	16,520	(120,596)
Atmel Corp.*	16,272	(121,064)
Automatic Data Processing, Inc.	1,677	(121,381)
JDS Uniphase Corp.*	8,323	(122,431)
Paychex, Inc.	3,044	(123,708)
Visa, Inc. — Class A	652	(124,597)
Informatica Corp.*	3,199	(124,665)
Advanced Micro Devices, Inc.*	33,041	(125,556)
Altera Corp.	3,385	(125,787)
TIBCO Software, Inc.*	5,030	(128,718)
NCR Corp.*	3,385	(134,080)
VeriFone Systems, Inc.*	5,963	(136,314)
Polycom, Inc.*	12,607	(137,668)
Salesforce.com, Inc.*	2,702	(140,261)
Zynga, Inc. — Class A*	42,761	(157,360)
Facebook, Inc. — Class A*	3,168	(159,161)
Total Information Technology		(3,806,650)
Health Care - (3.8)%
IDEXX Laboratories, Inc.*	62	(6,178)
Bruker Corp.*	901	(18,606)
Gilead Sciences, Inc.*	372	(23,376)
Varian Medical Systems, Inc.*	434	(32,433)
Salix Pharmaceuticals Ltd.*	497	(33,239)
Johnson & Johnson	497	(43,085)
Merck & Company, Inc.	1,956	(93,125)
Alere, Inc.*	3,136	(95,868)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (35.3)% (continued)
Health Care - (3.8)% (continued)
Techne Corp.	1,367	$(109,442)
Allscripts Healthcare Solutions, Inc.*	7,857	(116,834)
CR Bard, Inc.	1,025	(118,080)
Forest Laboratories, Inc.*	2,764	(118,272)
Theravance, Inc.*	2,919	(119,358)
Ariad Pharmaceuticals, Inc.*	6,490	(119,416)
Vertex Pharmaceuticals, Inc.*	1,615	(122,449)
Hologic, Inc.*	6,180	(127,617)
Medivation, Inc.*	2,143	(128,451)
Boston Scientific Corp.*	10,962	(128,694)
Humana, Inc.	1,429	(133,369)
Health Net, Inc.*	4,254	(134,851)
Endo Health Solutions, Inc.*	3,323	(150,997)
BioMarin Pharmaceutical, Inc.*	2,143	(154,767)
Incyte Corporation Ltd.*	5,651	(215,586)
Community Health Systems, Inc.	9,423	(391,055)
Perrigo Co.	5,603	(691,298)
Actavis, Inc.*	5,348	(770,112)
Total Health Care		(4,196,558)
Industrials - (4.0)%
Stericycle, Inc.*	62	(7,155)
MSC Industrial Direct Company, Inc. — Class A	93	(7,566)
UTI Worldwide, Inc.	798	(12,058)
Matson, Inc.	466	(12,223)
Norfolk Southern Corp.	187	(14,464)
Nordson Corp.	310	(22,825)
Lockheed Martin Corp.	217	(27,678)
IHS, Inc. — Class A*	434	(49,554)
Precision Castparts Corp.	249	(56,583)
Chicago Bridge & Iron Company N.V.	838	(56,791)
J.B. Hunt Transport Services, Inc.	901	(65,710)
Joy Global, Inc.	1,305	(66,607)
Clean Harbors, Inc.*	1,429	(83,825)
Con-way, Inc.	2,049	(88,291)
CH Robinson Worldwide, Inc.	1,739	(103,575)
Textron, Inc.	3,944	(108,894)
CSX Corp.	4,316	(111,094)
Kansas City Southern	1,025	(112,094)
Cummins, Inc.	869	(115,464)
Deere & Co.	1,429	(116,306)
WW Grainger, Inc.	445	(116,461)
Iron Mountain, Inc.	4,379	(118,321)
Copart, Inc.*	3,727	(118,481)
United Continental Holdings, Inc.*	3,912	(120,138)
Harsco Corp.	4,845	(120,641)
General Dynamics Corp.	1,397	(122,265)
3M Co.	1,025	(122,396)
Verisk Analytics, Inc. — Class A*	1,894	(123,034)
United Technologies Corp.	1,150	(123,993)
United Parcel Service, Inc. — Class B	1,367	(124,903)
Pentair Ltd.	1,926	(125,074)
Landstar System, Inc.	2,256	(126,291)
Emerson Electric Co.	1,956	(126,553)
Donaldson Company, Inc.	3,323	(126,706)
Rollins, Inc.	4,845	(128,441)
Stanley Black & Decker, Inc.	1,429	(129,425)
Fastenal Co.	2,577	(129,494)
KBR, Inc.	3,975	(129,744)
Navistar International Corp.*	3,571	(130,270)
Pall Corp.	1,708	(131,584)
Armstrong World Industries, Inc.*	2,422	(133,113)
SPX Corp.	1,584	(134,070)
Toro Co.	2,485	(135,060)
Xylem, Inc.	4,845	(135,321)
Expeditors International of Washington, Inc.	3,323	(146,411)
Total Industrials		(4,416,947)
Consumer Discretionary - (4.1)%
DeVry, Inc.	465	(14,210)
Dollar Tree, Inc.*	310	(17,720)
Yum! Brands, Inc.	279	(19,918)
McDonald's Corp.	217	(20,878)
Harley-Davidson, Inc.	342	(21,970)
Nordstrom, Inc.	434	(24,391)
Garmin Ltd.	621	(28,063)
NIKE, Inc. — Class B	497	(36,102)
Guess?, Inc.	1,242	(37,074)
Choice Hotels International, Inc.	869	(37,532)
Best Buy Company, Inc.	1,056	(39,600)
Gentex Corp.	1,863	(47,674)
Wynn Resorts Ltd.	310	(48,983)
International Game Technology	2,981	(56,430)
Interpublic Group of Companies, Inc.	3,788	(65,078)
Chipotle Mexican Grill, Inc. — Class A*	155	(66,449)
Staples, Inc.	4,968	(72,781)
Coach, Inc.	1,335	(72,798)
Cinemark Holdings, Inc.	2,298	(72,939)
Wendy's Co.	8,912	(75,574)
JC Penney Company, Inc.*	8,974	(79,151)
DSW, Inc. — Class A	931	(79,433)
Marriott International, Inc. — Class A	2,409	(101,323)
Cablevision Systems Corp. — Class A	6,304	(106,159)
Apollo Group, Inc. — Class A*	5,310	(110,502)
Morningstar, Inc.	1,397	(110,726)
Aaron's, Inc.	4,316	(119,553)
CarMax, Inc.*	2,485	(120,448)
Burger King Worldwide, Inc.	6,242	(121,843)
Family Dollar Stores, Inc.	1,708	(123,010)
Advance Auto Parts, Inc.	1,490	(123,193)
L Brands, Inc.	2,018	(123,300)
Harman International Industries, Inc.	1,863	(123,386)
Netflix, Inc.*	404	(124,921)
DreamWorks Animation SKG, Inc. — Class A*	4,409	(125,480)
Las Vegas Sands Corp.	1,894	(125,799)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (35.3)% (continued)
Consumer Discretionary - (4.1)% (continued)
Dick's Sporting Goods, Inc.	2,360	$(125,977)
Amazon.com, Inc.*	404	(126,307)
Groupon, Inc. — Class A*	11,582	(129,834)
Ross Stores, Inc.	1,801	(131,113)
Lennar Corp. — Class A	3,788	(134,096)
Clear Channel Outdoor Holdings, Inc. — Class A*	16,459	(134,964)
Tempur Sealy International, Inc.*	3,074	(135,133)
Ulta Salon Cosmetics & Fragrance, Inc.*	1,150	(137,379)
Office Depot, Inc.*	160,414	(774,800)
Total Consumer Discretionary		(4,523,994)
Financials - (12.0)%
Plum Creek Timber Company, Inc.	62	(2,903)
New York Community Bancorp, Inc.	372	(5,621)
BioMed Realty Trust, Inc.	373	(6,934)
LPL Financial Holdings, Inc.	528	(20,228)
Prudential Financial, Inc.	342	(26,669)
Franklin Resources, Inc.	559	(28,257)
T. Rowe Price Group, Inc.	404	(29,060)
Kilroy Realty Corp.	746	(37,263)
McGraw Hill Financial, Inc.	589	(38,633)
UDR, Inc.	1,801	(42,684)
Eaton Vance Corp.	1,242	(48,227)
U.S. Bancorp	1,584	(57,943)
Northern Trust Corp.	1,087	(59,122)
TFS Financial Corp.*	4,947	(59,216)
BB&T Corp.	1,832	(61,830)
BRE Properties, Inc.	1,335	(67,765)
CNA Financial Corp.	1,863	(71,129)
MetLife, Inc.	1,615	(75,824)
E*TRADE Financial Corp.*	4,596	(75,834)
Invesco Ltd.	2,453	(78,251)
Washington Federal, Inc.	4,192	(86,691)
Interactive Brokers Group, Inc. — Class A	4,783	(89,777)
Lazard Ltd. — Class A	2,515	(90,590)
American Campus Communities, Inc.	3,012	(102,860)
Realty Income Corp.	2,608	(103,668)
Mack-Cali Realty Corp.	4,783	(104,939)
White Mountains Insurance Group Ltd.	187	(106,145)
Hartford Financial Services Group, Inc.	3,540	(110,165)
ProAssurance Corp.	2,453	(110,532)
Markel Corp.*	217	(112,356)
AvalonBay Communities, Inc.	901	(114,508)
First Citizens BancShares, Inc. — Class A	559	(114,930)
Alexandria Real Estate Equities, Inc.	1,801	(114,994)
Progressive Corp.	4,254	(115,836)
Charles Schwab Corp.	5,496	(116,185)
Valley National Bancorp	11,677	(116,186)
Commerce Bancshares, Inc.	2,670	(116,973)
Brown & Brown, Inc.	3,674	(117,935)
American Express Co.	1,584	(119,623)
Duke Realty Corp.	7,764	(119,876)
Bank of Hawaii Corp.	2,205	(120,062)
Vornado Realty Trust	1,429	(120,122)
Piedmont Office Realty Trust, Inc. — Class A	6,925	(120,218)
Cullen/Frost Bankers, Inc.	1,708	(120,499)
SL Green Realty Corp.	1,367	(121,444)
CME Group, Inc. — Class A	1,646	(121,606)
Howard Hughes Corp.*	1,087	(122,146)
Legg Mason, Inc.	3,665	(122,558)
Loews Corp.	2,640	(123,394)
American Tower Corp. — Class A	1,677	(124,317)
BankUnited, Inc.	4,006	(124,947)
Boston Properties, Inc.	1,180	(126,142)
Marsh & McLennan Companies, Inc.	2,919	(127,123)
Validus Holdings Ltd.	3,509	(129,763)
Forest City Enterprises, Inc. — Class A*	6,863	(129,985)
MSCI, Inc. — Class A*	3,229	(130,000)
Mercury General Corp.	2,764	(133,529)
Investors Bancorp, Inc.	8,436	(184,580)
United Bankshares, Inc.	21,193	(614,173)
Union First Market Bankshares Corp.	26,827	(626,947)
Umpqua Holdings Corp.	38,914	(631,185)
PacWest Bancorp	36,595	(1,257,404)
Mid-America Apartment Communities, Inc.	22,403	(1,400,187)
M&T Bank Corp.	13,931	(1,559,158)
IntercontinentalExchange, Inc.*	9,001	(1,632,961)
Total Financials		(13,102,612)
Total Common Stock Sold Short
(Proceeds $35,172,577)		(38,640,594)
EXCHANGE TRADED FUNDS SOLD SHORT† - (14.3)%
iShares MSCI EAFE ETF	26	(1,659)
iShares MSCI Emerging Markets ETF	117	(4,770)
iShares MSCI Australia ETF	642	(16,223)
iShares MSCI Austria Capped ETF	870	(16,808)
iShares MSCI South Africa ETF	269	(17,009)
iShares MSCI Thailand Capped ETF	248	(18,491)
iShares MSCI France ETF	741	(19,918)
iShares MSCI Sweden ETF	708	(24,221)
iShares MSCI Italy Capped ETF	1,920	(27,110)
iShares MSCI Spain Capped ETF	874	(30,372)
iShares MSCI Mexico Capped ETF	528	(33,734)
iShares MSCI Chile Capped ETF	786	(39,434)
iShares MSCI Singapore ETF	3,291	(43,935)
iShares MSCI Turkey ETF	801	(44,183)
iShares JP Morgan USD Emerging Markets Bond ETF	409	(44,581)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT† - (14.3)% (continued)
iShares MSCI Belgium Capped ETF	2,959	$(45,539)
iShares MSCI Germany ETF	1,645	(45,747)
Market Vectors Gold Miners ETF	1,950	(48,867)
iShares MSCI Malaysia ETF	3,340	(50,234)
iShares MSCI Brazil Capped ETF	1,212	(58,067)
iShares MSCI Hong Kong ETF	3,550	(71,107)
iShares MSCI Netherlands ETF	3,058	(72,780)
iShares MSCI United Kingdom ETF	4,329	(84,935)
iShares MSCI Taiwan ETF	7,334	(102,089)
iShares China Large-Capital ETF	2,884	(106,939)
iShares MSCI Canada ETF	3,798	(107,521)
iShares MSCI Japan ETF	10,234	(121,887)
iShares MSCI South Korea Capped ETF	2,148	(132,166)
Market Vectors Russia ETF	4,985	(140,477)
iPath MSCI India Index ETN*	2,815	(142,467)
iShares MSCI Switzerland Capped ETF	7,794	(243,874)
iShares 20+ Year Treasury Bond ETF	2,642	(281,109)
Powershares QQQ Trust Series 1	3,609	(284,570)
iShares 7-10 Year Treasury Bond ETF	2,929	(299,080)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,983	(338,630)
PowerShares Insured National Municipal Bond Portfolio	14,948	(344,850)
iShares Agency Bond ETF	3,378	(375,769)
iShares TIPS Bond ETF	4,119	(463,717)
iShares US Real Estate ETF	8,018	(511,228)
iShares MBS ETF	5,149	(545,382)
iShares Russell 1000 Value ETF	6,561	(565,558)
iShares 3-7 Year Treasury Bond ETF	4,810	(583,597)
iShares Russell 2000 ETF	6,245	(665,842)
iShares Core Total US Bond Market ETF	6,472	(693,798)
PowerShares Emerging Markets Sovereign Debt Portfolio	28,089	(767,953)
SPDR Barclays High Yield Bond ETF	32,479	(1,293,963)
SPDR Nuveen Barclays Municipal Bond ETF	61,975	(1,415,510)
SPDR S&P 500 ETF Trust	25,198	(4,235,785)
Total Exchange Traded Funds Sold Short
(Proceeds $15,379,608)		(15,623,485)
Total Securities Sold Short- (49.6)%
(Proceeds $50,552,185)		$(54,264,079)
Other Assets & Liabilities, net - 57.5%		62,838,091
Total Net Assets - 100.0%		$109,265,387

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2013 British Pound Futures Contracts (Aggregate Value of Contracts $2,325,875)	23	$42,167
December 2013 Euro Fx Futures Contracts (Aggregate Value of Contracts $3,213,375)	19	27,553
December 2013 Swiss Franc Futures Contracts (Aggregate Value of Contracts $1,383,125)	10	8,596
December 2013 Australian Dollar Futures Contracts (Aggregate Value of Contracts $92,820)	1	(403)
December 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $1,065,900)	11	(1,492)
(Total Aggregate Value of Contracts $8,081,095)		$76,421
COMMODITY FUTURES CONTRACTS PURCHASED†
October 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $3,117,800)	85	176,769
December 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,222,440)	12	144,171
January 2014 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $5,318,625)	65	132,913
July 2014 Wheat Futures Contracts (Aggregate Value of Contracts $5,286,450)	156	118,427
June 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $5,247,900)	102	68,466
March 2014 Cocoa Futures Contracts (Aggregate Value of Contracts $1,162,040)	44	65,540
December 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $479,270)	11	(562)
November 2014 Soybean Futures Contracts (Aggregate Value of Contracts $4,964,350)	86	(207,152)
April 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $3,385,800)	90	(313,067)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
May 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $4,642,176)	40	$(313,944)
(Total Aggregate Value of Contracts $34,826,851)		$(128,439)
EQUITY FUTURES CONTRACTS PURCHASED†
November 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $5,812,800)	346	(458,172)
December 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $5,868,611)	341	(1,050,360)
(Total Aggregate Value of Contracts $11,681,411)		$(1,508,532)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $4,282,600)	115	546,007
April 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $6,058,197)	52	323,387
March 2014 Corn Futures Contracts (Aggregate Value of Contracts $1,297,463)	57	236,907
December 2013 Soybean Oil Futures Contracts (Aggregate Value of Contracts $2,045,784)	83	190,302
December 2013 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $1,067,813)	25	88,996
December 2013 Wheat Futures Contracts (Aggregate Value of Contracts $883,350)	26	39,918
December 2013 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $1,593,720)	12	23,518
March 2014 Sugar #11 Futures Contracts (Aggregate Value of Contracts $364,694)	18	13,040
December 2013 Silver Futures Contracts (Aggregate Value of Contracts $759,325)	7	3,161
December 2013 Copper Futures Contracts (Aggregate Value of Contracts $580,038)	7	(9,050)
December 2013 LME Nickel Futures Contracts (Aggregate Value of Contracts $920,469)	11	(13,371)
December 2013 LME Zinc Futures Contracts (Aggregate Value of Contracts $1,053,113)	22	(19,781)
December 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,425,806)	31	(30,450)
December 2013 LME Lead Futures Contracts (Aggregate Value of Contracts $1,110,506)	21	(38,661)
December 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $5,274,000)	100	(125,491)
November 2013 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $5,356,813)	65	(173,297)
May 2014 Wheat Futures Contracts (Aggregate Value of Contracts $5,383,950)	156	(205,273)
January 2014 Soybean Futures Contracts (Aggregate Value of Contracts $4,880,150)	76	(212,722)
(Total Aggregate Value of Contracts $44,337,791)		$637,140
EQUITY FUTURES CONTRACTS SOLD SHORT†
January 2014 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $2,846,100)	159	182,247
February 2014 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $2,886,000)	156	153,057

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
October 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $5,749,400)	356	$(72,617)
(Total Aggregate Value of Contracts $11,481,500)		$262,687
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2013 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,544,250)	20	$(27,376)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International December 2013 Goldman Sachs Multi-Hedge Strategies L Index Swap, Terminating 12/12/13[5] (Notional Value $10,466,596)	94,141	$176,887
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International December 2013 Goldman Sachs Multi-Hedge Strategies S Index Swap, Terminating 12/12/13[5] (Notional Value $3,854,496)	36,924	$(57,431)

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2013.
[2]	All or portion of this security is on loan at September 30, 2013 — See Note 4.
[3]	Repurchase Agreements — See Note 3.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on Goldman Sachs Multi-Hedge Strategies L Index +/- financing at a variable rate.
[6]	Total Return based on Goldman Sachs Multi-Hedge Strategies S Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share ("NAV") as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Managed Futures Strategy Fund	$90,022,675	$5,100,139	$254,348,231	$891,042	$–	$350,362,087
Multi-Hedge Strategies Fund	82,194,770	2,585,142	18,496,605	176,887	–	103,453,404
Commodities Strategy Fund	–	38,984	17,196,987	–	–	17,235,971
Managed Commodities Strategy Fund	7,474,981	2,375,132	21,688,634	–	–	31,538,747
Liabilities
Managed Futures Strategy Fund	$–	$4,597,092	$–	$2,625,086	$–	$7,222,178
Multi-Hedge Strategies Fund	54,264,079	3,273,241	–	57,431	–	57,594,751
Commodities Strategy Fund	–	431,052	–	–	–	431,052
Managed Commodities Strategy Fund	–	880,718	–	–	–	880,718

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2013, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.02%			0.00%
Due 10/01/13	$ 727,000,000	$ 727,000,404	05/15/16 - 02/15/42	$ 1,709,093,900	$ 741,540,069

Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.03%			0.00%
Due 10/01/13	82,013,150	82,013,218	07/24/14	83,697,000	83,653,478

Deutsche Bank			U.S. Treasury Note
0.02%			3.13%
Due 10/01/13	64,000,000	64,000,036	05/15/21	60,395,900	65,280,006

Credit Suisse Group			U.S. Treasury Note
0.01%			0.88%
Due 10/01/13	21,096,136	21,096,142	01/31/17	21,408,600	21,518,088

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2013, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Multi-Hedge Strategies Fund	$119,280	$123,000

The following represents a breakdown of the collateral for the joint repurchase agreements at September 30, 2013:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae
0.06%			0.00%
Due 10/01/13	$ 33,647,201	$ 33,647,425	07/15/19 - 11/15/20	$ 40,016,017	$ 34,319,314
RBS Securities, Inc.			Freddie Mac
0.07%			0.50%
Due 10/01/13	31,418,410	31,418,654	01/15/16	32,093,965	32,051,012

5. Options Written

Transactions in options written during the period ended September 30, 2013 were as follows:

Managed Commodities Strategy

Written Call Options

Managed Commodities Strategy Fund
	Number of contracts	Premium amount
Balance at December 31, 2012	–	$–
Options Written	110	648,093
Options terminated in closing purchase transactions	–	–
Options expired	–	–
Options exercised	–	–
Balance at September 30, 2013	110	$648,093

Written Call Options

	Managed Commodities Strategy Fund
	Number of contracts	Premium amount
Balance at December 31, 2012	–	$–
Options Written	144	113,227
Options terminated in closing purchase transactions	(94)	(69,912)
Options expired	–	–
Options exercised	–	–
Balance at September 30, 2013	50	$43,315

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_________Rydex Series Funds _____________________________

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date November 12, 2013_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date November 12, 2013_____________________________

By (Signature and Title)*   /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date November 12, 2013______________________________

* Print the name and title of each signing officer under his or her signature.